Unaudited Interim Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024		Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Revenues	$ 16,725	$ 8,061		$ 27,380	$ 12,589
Other income	1,469	1,442		2,842	3,412
Total revenues and other income	18,193	9,504		30,222	16,002
Operating expenses
Research and development expenses	(23,080)	(23,518)		(45,012)	(45,841)
Selling, general and administrative expenses	(5,078)	(3,882)		(9,780)	(8,986)
Other operating income (expenses)	378	686		804	721
Total operating expenses and other operating income	(27,779)	(26,714)		(53,988)	(54,107)
Operating income (loss)	(9,586)	(17,211)		(23,766)	(38,105)
Financial income	5,545	8,395		11,578	29,407
Financial expenses	(19,695)	(16,646)		(29,675)	(11,384)
Net Financial gain (loss)	(14,150)	(8,251)		(18,098)	18,023
Income tax	0	193		0	455
Net income (loss)	(23,736)	(25,270)	[1]	(41,863)	(19,627)	[2]
Attributable to shareholders of Cellectis	$ (23,736)	$ (25,270)		$ (41,863)	$ (19,627)
Basic / Diluted net income (loss) per share attributable to shareholders of Cellectis
Basic net income (loss) attributable to shareholders of Cellectis, per share ($ /share)	$ (0.24)	$ (0.28)		$ (0.42)	$ (0.24)
Diluted net income (loss) attributable to shareholders of Cellectis, per share ($ /share)	$ (0.24)	$ (0.28)		$ (0.42)	$ (0.24)

[1]	Since December 31, 2024, the Group has presented currency translation adjustments generated by the parent company separately from other currency translation adjustments in the Statements of Comprehensive Income (Loss). Comparative amounts were reclassified for consistency.
[2]	Since December 31, 2024, the Group has presented currency translation adjustments generated by the parent company separately from other currency translation adjustments in the Statements of Comprehensive Income (Loss). Comparative amounts were reclassified for consistency.